PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	9 Months Ended
Sep. 30, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of Principal Subsidiaries

As of September 30, 2025, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct or
	Place of	Date of incorporation or	indirect ownership
Subsidiaries	incorporation	acquisition	by the Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines
Visara, Inc	United States	September 24, 2025	100%(1)	Research and development of innovative medicines

(1)
As of September 30, 2025, Visara was a wholly-owned subsidiary of the Company. On October 14, 2025, the Company entered into a Series A Preferred Stock Subscription Agreement with Visara where the Company subscribed to 35 million shares of Visara’s Series A preferred stock, and AffaMed Therapeutics (HK) Limited (“AffaMed”) purchased approximately 16.2 million shares of Visara’s Series A preferred stock. Upon the completion of the transaction, NovaBridge owned 65% of Visara.